Notes to the Consolidated Statements of Financial Position	12 Months Ended
Dec. 31, 2024
Notes to the Consolidated Statements of Financial Position [Abstract]
Notes to the consolidated statements of financial position

D. Notes to the consolidated statements of financial position

1. Property and equipment

Property and equipment
Cost
At January 1, 2023	1,453,339
Additions	55,123
Disposals	(2,595)
Exchange differences	(14,342)
At December 31, 2023	1,491,525
Additions	22,723
Disposals	—
Exchange differences	25,822
At December 31, 2024	1,540,070

Accumulated depreciation
At January 1, 2023	(1,124,419)
Depreciation charge for the year	(93,791)
Disposals	2,594
Exchange differences	13,668
At December 31, 2023	(1,201,948)
Depreciation charge for the year	(56,077)
Disposals	—
Exchange differences	(25,765)
At December 31, 2024	(1,283,790)

Net book value
At December 31, 2023	289,577
At December 31, 2024	256,280

2. Right-of-use assets

	Buildings	Cars	Total
Cost	(in €)
At January 1, 2023	2,579,342	125,130	2,704,472
Additions	91,125	49,004	140,129
Disposals	—	—	—
Exchange differences	(9,349)	—	(9,349)
At December 31, 2023	2,661,118	174,134	2,835,252
Additions	—	68,604	68,604
Disposals	—	—	—
Exchange differences	20,101	—	20,101
At December 31, 2024	2,681,219	242,738	2,923,957

Accumulated depreciation
At January 1, 2023	(1,286,625)	(106,039)	(1,392,664)
Depreciation charge for the year*	(353,398)	(24,527)	(377,925)
Disposals	—	—	—
Exchange differences	7,003	—	7,003
At December 31, 2023	(1,633,020)	(130,566)	(1,763,586)
Depreciation charge for the year	(353,426)	(33,427)	(386,852)
Disposals	—	—	—
Exchange differences	(15,151)	0	(15,151)
At December 31, 2024	(2,001,597)	(163,993)	(2,165,590)

Net book value
At December 31, 2023	1,028,098	43,568	1,071,666
At December 31, 2024	679,622	78,745	758,367

3. Intangible assets

	Purchased IT-software	Advances paid for software	Total
Cost		(in €)
At January 1, 2023	723,250	—	723,250
Additions	—	25,977	25,977
Disposals	(7,009)	—	(7,009)
Exchange differences	(111)	—	(111)
At December 31, 2023	716,130	25,977	742,107
Additions	6,607	17,541	24,148
Disposals	—	—	—
Exchange differences	439	—	439
At December 31, 2024	723,176	43,518	766,694

Accumulated amortization
At January 1, 2023	(584,345)	—	(584,345)
Amortization charge for the year*	(96,063)	—	(96,063)
Disposals	7,009	—	7,009
Exchange differences	111	—	111
At December 31, 2023	(673,289)	—	(673,289)
Amortization charge for the year	(42,185)	—	(42,185)
Disposals	—	—	—
Exchange differences	(439)	—	(439)
At December 31, 2024	(715,913)	—	(715,913)

Net book value
At December 31, 2023	42,841	25,977	68,818
At December 31, 2024	7,263	43,518	50,781

Amortization of intangible assets is included in the line items ‘research and development expenses’ (2024: €785, 2023: €858, 2022: €858) and ‘general and administrative expenses’ (2024: €41,400, 2023: €95,205, 2022: €97,413) in the consolidated statements of operations and comprehensive loss.

4. Leases

Lease obligations consist of payments pursuant to non-cancellable lease agreements mainly relating to the Company’s leases of office space. The lease terms of the Company’s premises expire as follows: Jena, Germany in December 2025, Martinsried, Germany in May 2027 and Ann Arbor, Michigan, United States in April 2026.

Set out below, are the carrying amounts and the movements of the Group’s lease liabilities:

Lease liabilities	2024	2023
	(in €)
As of January 1	1,120,048	1,356,684
Additions	68,604	140,128
Derecognition	—	(20,555)
Payments	(388,114)	(353,422)
Short-term liability for accrued interest expense	(409)	(396)
Foreign exchange difference	4,959	(2,391)
As of December 31	805,086	1,120,048

The following are the amounts recognized in profit or loss:

	2024	2023	2022
		(in €)
Depreciation expense of right-of-use assets (see Note E.2.)	386,853	377,925	384,432
Interest expense on lease liabilities	19,770	19,090	21,947
Rental expense from leases	10,429	6,261	6,261
Thereof short-term leases (included in administrative expenses)	4,168	—	—
Thereof leases of low-value assets (included in administrative expenses)	6,261	6,261	6,261
Total amounts recognized in profit or loss	417,052	403,276	412,640

The Group had total cash outflows for leases of €0.4 million in 2024 (€0.4 million in 2023, €0.4 million in 2022).

5. Inventory

	2024	2023	2022
		(in €)
Raw material and supplies	82,087	423,560	—
Unfinished goods	6,758,952	10,614,159	—
Finished goods	56,627	330,087	—
Total	6,897,666	11,367,807	—

As of December 31, 2024, inventory amounted to €6.9 million compared to €11.4 million as of December 31, 2023. In 2024, €1.2 million in unfinished inventory was recognized as research and development expense due to use in clinical studies.

In 2024 the Group recorded in cost of sales write downs of raw materials and supplies of €0.3 million (€0 million in 2023 and 2022), write downs of unfinished goods of €2.7 million (€0 million in 2023 and 2022) and write downs of finished goods of €0.3 million (€0.5 million in 2023, €0 million in 2022) due primarily to quantities on-hand exceeding quantities expected to be sold prior to expiry.

6. Other assets

	December 31, 2024	December 31, 2023
	(in €)
Non-current other assets
Prepaid expenses	204,233	257,267
Total	204,233	257,267
Current other assets
Prepayments on research & development projects	4,628,878	3,670,167
Prepaid expenses	354,948	272,999
Others	119,576	93,482
Total	5,103,402	4,036,648
Total other assets	5,307,635	4,293,915

Other assets and other assets from government grants and research allowances
Current other assets from government grants and research allowances	5,081,772	—
Other assets and other assets from government grants and research allowances	5,081,772	—

Prepayments on research & development projects consists of prepayments on CRO and CDMO contracts. Prepaid expenses mainly consist of prepaid insurance expenses. At December 31, 2024, other assets from government grants and research allowances contains €5.1 million in research allowances are reimbursements we qualify for under the German Research Allowance Act.

7. Income tax

The table below shows a reconciliation between the product of loss before tax multiplied by the Company’s applicable tax rate and current income taxes recognized in profit or loss.

InflaRx Group	2024	2023	2022
	(in €)
Loss for the period (accounting profit before income tax)	(46,059,185)	(42,667,529)	(29,484,611)
Tax rate	28.6%	28.6%	29.2%
Tax benefits at tax rate	13,159,368	12,160,545	8,610,381
Temporary differences and tax losses for which no deferred tax asset was recognized	(14,577,752)	(12,127,977)	(7,480,169)
Non-recognition of tax effect on share-based payments	—	(32,182)	(1,251,830)
Non-deductible expenses for tax purposes	(56,721)	(46,907)	(22,067)
Tax free income	1,475,105	—	—
Taxes prior years	(5,217)	—	—
Other differences due to tax rate	—	46,521	143,686
Income tax	(5,217)	—	—

The tax rate applied above represents the weighted average of the statutory tax rates in Germany and the United States. In Germany, InflaRx N.V. and its subsidiary InflaRx GmbH are subject to corporate income tax (2024/2023/2022: 15%), a solidarity surcharge (2024/2023/2022: 0.8%) and trade taxes (2024: 13.202%; 2023: 13.065%; 2022: 13.7%). This equals an average total tax rate of 29.03 % in 2024 (2023: 28.99%; 2022: 29.5%). In 2023, the InflaRx GmbH established a managing director’s permanent establishment (PE) in the UK. The taxable remuneration is subject to a tax rate of 25% less a deduction (small profits relief). The taxes prior year result from the established PE. InflaRx Pharmaceuticals, Inc., Ann Arbor, Michigan, United States is subject to an average total tax rate of 25.74% in 2024 (2023 25.74%; 2022: 25.74%), which is made up of U.S. federal tax (2024, 2023, 2022: 21%) and state tax of 4.74% in 2024 (2023 and 2022: 4.74%).

a) Tax losses carried forward

The Group has total tax loss carryforwards of €288.95 million (2023: €243.8 million) from three areas that cannot be utilized outside these areas:

As of December 31, 2024 the Group had €238.4 million (2023: €196.2 million) for corporate income purposes and €206.7 million (2023: €164.4 million) for trade tax purposes of unrecognized and unused tax losses carried forward attributable to the tax group formed by InflaRx N.V. since 2018; these tax losses do not expire and may not be used to offset taxable income elsewhere in the Group. Since January 1, 2018, InflaRx GmbH has distributed its losses to the parent Company InflaRx N.V. under a profit and loss transfer agreement. This tax group was formed in Germany and is subject to German tax legislation.

●	Tax losses of InflaRx GmbH until December 31, 2017 (€34.8 million) are frozen from 2018 onwards due to the creation of a tax group with InflaRx N.V. Those losses of InflaRx GmbH do not expire and may be used to offset future taxable income of InflaRx GmbH only.

●	In addition, the Group still has tax loss carryforwards of $16.36 million or €15.75 million (2023: $14.3 million or €12.97 million) from the operations of InflaRx Pharmaceuticals, Inc. which can also only be utilized there, generally do not expire, but are generally limited to offset tax obligation for 80% of taxable income.

As of December 31, 2024, 2023 and 2022, no deferred tax assets were recognized for the carryforward of unused tax losses.

b) Current income tax receivable

Current income tax receivable includes tax claims because of income tax withheld on interest income earned by the Group on the financial assets (2024: €1,281,649, 2023: €1,390,280). The Company is reimbursed for the payments after filing a tax return.

8. Financial assets and financial liabilities

Set out below is an overview of financial assets and liabilities, other than cash and short-term deposits included in cash equivalents, held by the Group as at December 31, 2024 and December 31, 2023:

	December 31, 2024	December 31, 2023
	(in €)
Financial assets at amortized cost
Non-current financial assets	3,092,290	9,052,741
Thereof marketable securities	2,854,405	8,815,120
Current financial assets	34,462,352	77,504,518
Thereof marketable securities	33,969,390	76,803,111
Financial liabilities at amortized cost
Trade and other payables	11,549,150	14,716,441

The fair value of current and non-current financial assets amounted to €42.6 million (level 1; 2023: €85.5 million). The Group’s financial assets at amortized cost consist mainly of quoted debt securities with fixed interest rates with high credit rating (investment grade securities) by international rating agencies such as S&P Global and, therefore, are considered low credit risk investments.

The maturities of all securities held as of December 31, 2024 are between one and thirteen months (2023: between one and seventeen months); they bear nominal fixed interest in the range of 0.3% to 6.250% (2023: 0.4% to 4.125%).

9. Cash and cash equivalents

	December 31, 2024	December 31, 2023
	(in €)
Short-term deposits
Deposits held in U.S. dollars	13,408,478	4,120,951
Deposits held in Euro	700,000	1,020,000
Total	14,108,478	5,140,951
Cash at banks
Cash held in U.S. dollars	2,805,655	5,041,802
Cash held in Euro	1,461,847	2,585,190
Total	4,267,501	7,626,991
Total cash and cash equivalents	18,375,979	12,767,942

10. Equity

a) Issued capital

As of December 31, 2024, the issued capital of the Company is divided into 59,351,710 ordinary shares (2023: 58,883,272). The nominal value per share is €0.12. All shares issued are fully paid and have the same rights on the distribution of dividends and the repayment of capital.

On June 30, 2023, the Company filed a Form F-3 (2023Registration Statement) with the U.S. Securities and Exchange Commission (the “SEC”) with respect to the offer and sale of securities of the Company, which became effective on July 11, 2023. The aggregate initial offering price of the securities that the Company may offer and sell under this prospectus will not exceed $250 million. The Company also filed with the SEC a prospectus supplement relating to an at-the-market program providing for the sale of up to $75.0 million of its ordinary shares over time pursuant the Sales Agreement with Leerink Partners LLC (the “Sales Agreement”). No ordinary shares were issued by the Company under the 2023-Registration Statement within the fiscal year 2023. As of December 31, 2024, the Company had issued 468,438 ordinary shares resulting in €0.8 million in net proceeds to the Company with a remaining value authorized for sale under the Sales Agreement of $73.8 million.

During 2024, the Company issued no ordinary shares for the exercise of stock option rights granted under the 2017 Long-Term Incentive Plan. We also refer to G. Significant events after the reporting date.

On July 8, 2020, the Company filed a Form F-3 (2020-Registration Statement) with the U.S. Securities and Exchange Commission (the “SEC”) with respect to the offer and sale of securities of the Company. The Company also filed with the SEC a prospectus supplement relating to an at-the-market program (2020) providing for the sale of up to $50.0 million of its ordinary shares over time pursuant a sales agreement with SVB Leerink LLC (the “Leerink Sales Agreement”). As of December 31, 2022, the Company had issued 2,568,208 ordinary shares resulting in €11.8 million in net proceeds to the Company with a remaining value authorized for sale under the Leerink Sales Agreement of $35.2 million.

During the fiscal year 2023, the Company issued 3,235,723 ordinary shares under its at-the-market program (2020) resulting in €14.4 million or $15.7 million in net proceeds. Following these and previous issuances under this at-the-market program (2020), the remaining value authorized for sale under the Leerink Sales Agreement amounted to $19.0 million as of July 8, 2023; the term of the at-the-market program (2020) expired on July 8, 2023.

Through an underwritten public offering in April 2023, the Company sold and issued an aggregate of 10,823,529 ordinary shares, of which 1,411,764 were sold pursuant to the exercise of an overallotment option by the underwriters. The ordinary shares were sold at a price of $4.25 per share and have a nominal value of €0.12 per share. Proceeds of this offering after deducting €2.5 million ($2.8 million) in underwriting discounts amounted to €39.1 million ($43.2 million). Other offering expenses amounted to €0.4 million, resulting in a total of €38.7 million in net proceeds from this offering.

In connection with amending the Co-Development Agreement with Staidson (Beijing) BioPharmaceuticals Co., Ltd. (“Staidson”) on December 21, 2022, the Company entered into a share purchase agreement with Staidson pursuant to which Staidson purchased ordinary shares of the Company for an aggregate amount of $2.5 million (€2.3 million) at a price of $5.00 per share, resulting in the sale of 500,000 additional shares. Under the terms of the share purchase agreement, at the Company’s option, Staidson may purchase additional shares for an aggregate purchase price of $7.5 million, which is subject to certain conditions. The accounting impact of this put option is not material.

During 2023, the Company issued a total of 120,257 ordinary shares after former employees exercised stock option rights granted under the 2017 Long-Term Incentive Plan. The ordinary shares have a nominal value of €0.12 per share. Therefrom, 98,754 ordinary shares were sold at a price of $1.85 per share, and 21,503 ordinary shares were sold at a price of $3.35. The ordinary shares were registered in 2023, except 14,930 stock options which were exercised in December 2022 with resulting ordinary shares having been registered in January 2023.

b) Authorized capital

According to the articles of association of the Company, up to 147,200,000 ordinary shares and up to 147,200,000 preferred shares with a nominal value of €0.12 per share are authorized to be issued. All shares are registered shares. No share certificates shall be issued.

In order to deter acquisition bids, the Company’s general meeting of shareholders approved the right of an independent foundation under Dutch law, or protective foundation, to exercise a call option pursuant to the call option agreement, upon which preferred shares will be issued by the Company to the protective foundation of up to 100% of the Company’s issued capital held by others than the protective foundation, minus one share. The protective foundation is expected to enter into a finance arrangement with a bank or, subject to applicable restrictions under Dutch law, the protective foundation may request the Company to provide, or cause the Company’s subsidiaries to provide, sufficient funding to the protective foundation to enable it to satisfy its payment obligation under the call option agreement.

These preferred shares will have both a liquidation and dividend preference over the Company’s ordinary shares and will accrue cash dividends at a pre-determined rate. The protective foundation would be expected to require the Company to cancel its preferred shares once the perceived threat to the Company and its stakeholders has been removed or sufficiently mitigated or neutralized. The Company believes that the call option does not represent a significant fair value based on a level 3 valuation since the preferred shares are restricted in use and can be cancelled by the Company.

For the year ended December 31, 2024, the Company expensed €50,000 of ongoing costs to reimburse expenses incurred by the protective foundation.

c) Nature and purpose of equity reserves

In addition to the issued capital, the Company discloses the following other reserves:

●	Share premium records the amounts paid in upon issuance of ordinary shares in excess of nominal value of €0.12 per share, net of related transaction costs.

●	The other capital reserves include the expense resulting from the issue of share options.

●	Accumulated deficit includes the losses of previous reporting periods.

Other components of equity exclusively include currency reserves from the conversion of financial statements in foreign currencies.

11. Trade and other payables

	December 31, 2024	December 31, 2023
	(in €)
Accrued liabilities from R&D projects	6,609,925	4,414,142
Accrued liabilities from commercial activities	69,250	1,400,382
Accounts payable	3,413,064	5,102,700
Other accrued liabilities and payables	1,603,538	3,942,909
Total trade and other payables	11,695,777	14,860,134

Accrued liabilities from R&D projects include third party services from the Company’s ongoing R&D projects that have not yet been invoiced to the Company as of the reporting date.

Accrued liabilities from commercial activities include services provided by commercial manufacturing partners that have not yet been invoiced to the Company as of the reporting date.

12. Financial risk management

a) Financial risk management objectives and policies

The Group’s financial risks are predominantly controlled by central treasury activities under an investment policy approved by the Board of Directors on October, 27, 2023 as revised on July 31, 2024. Those treasury activities identify, evaluate and manage financial risks consistent with the Group’s operating needs. The Board of Directors provides policies for overall risk management, covering specific areas, such as foreign exchange risk and credit risk. The Company does not intend to use derivative financial instruments because the Group’s future risk exposures cannot be reliably forecasted (volume of business activity, liquidity needs, foreign exchange exposure).

Hedging is not applied as most of the business activity is intended to be executed in U.S. dollars and paid with the U.S. dollars funds raised in public offerings. The foreign exchange exposure from costs incurred in currencies other than Euro is deemed immaterial.

The Group’s principal financial assets comprise quoted debt securities with high credit ratings. Besides these financial assets, the Group has significant cash and cash equivalents. The Group’s principal financial liabilities comprise trade and other payables. The main purpose of these financial assets, cash/cash equivalents and liabilities are to finance the Group’s development activities.

The Group is exposed to market risk, credit risk and liquidity risk. The Board of Directors reviews and adopts policies for managing each of these risks, which are summarized below. The Group’s senior management oversees the management of these risks.

	Exposure	Measurement	Risk Management
Market risk	Future development costs; Recognized financial assets and liabilities not denominated in Euro	Forecasted cash flows Sensitivity analysis	Achievement of a natural hedge in the future
Credit risk	Cash and cash equivalents, current and non-current financial assets	Credit rating	Diversification of bank deposits, Investment guidelines for debt investments
Liquidity	R&D and G&A cost, equity, trade and other payables	Rolling cash flow forecast	Availability of funds through financing rounds or public offerings

b) Market risk

Market risk is the risk that changes in market prices (e.g., due to foreign exchange rates) will affect the Group’s income, expenses or the value of its holdings of financial instruments. The objective of market risk management is to identify, manage and control market risk exposures within acceptable parameters.

Foreign exchange risk arises when commercial transactions or recognized assets or liabilities are denominated in a currency that is not an entity’s functional currency. The Group is exposed to transactional foreign currency risk to the extent that there is a mismatch between the currencies in which costs and purchases are denominated and the respective functional currencies of Group companies. The functional currencies of Group companies are primarily the Euro and U.S. dollars. The currencies in which these transactions and financial assets are primarily denominated are Euro and U.S. dollars. The Group is exposed to the exchange rate between the Euro and the U.S. dollars. Due to the Company’s various registered offerings of ordinary shares in U.S. dollars, the Group has significant cash and cash equivalents in U.S. dollars. Currently the Group does not hedge U.S. dollars but intends to achieve a natural hedge by contracting suppliers in U.S. dollars in the future. In 2024, the Group recognized significant foreign exchange gains and losses as the natural hedge is not yet achieved and the functional currency for InflaRx N.V. and InflaRx GmbH is Euro.

The Group is primarily exposed to changes in U.S. dollar to Euro exchange rates. The sensitivity of profit or loss to changes in the exchange rates arises mainly from U.S. dollar denominated financial instruments at InflaRx N.V. and InflaRx GmbH.

In 2024, if the Euro had weakened/strengthened by 10% against the U.S. dollar with all other variables held constant, the Group’s loss would have been €5.8 million higher/€4.7 million lower, mainly as a result of foreign exchange on translation of U.S. dollar-denominated assets of InflaRx N.V. and InflaRx GmbH.

Cash, cash equivalents and financial assets denominated in U.S. dollars, InflaRx N.V. and InflaRx GmbH	December 31, 2024	December 31, 2023
	(in €)
Current and non current financial assets (securities and accrued interest)	37,316,756	80,935,197
Cash and cash equivalents	14,983,597	8,051,366
Total assets exposed to the risk	52,300,353	88,986,563
Conversion rate Euro to U.S. dollars at reporting date 1/1.0389

Sensitivity analysis:	Conversion rate	Profit/(loss)	Carrying amount
	(in €)
Euro strengths against U.S. dollars	1.1428	(4,754,578)	47,545,775
Euro weakens against U.S. dollars	0.9350	5,811,150	58,111,503

Based on the exchange rate fluctuations from the last three years, the Company expects that exchange rate fluctuations of the Euro to the U.S. dollar between 0.9350 and 1.1428 could be reasonably possible. Compared to the exchange rate on the statement of financial position date (Euro to U.S. dollar at reporting date is 1/1.0389), these rates could have a material impact on the Company’s total loss of the period.

c) Credit risk

Credit risk is the risk that a counterparty will not meet its obligations leading to a financial loss for the Company. The Company is exposed to credit risk mainly from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments.

Credit risk from balances with banks and financial institutions is managed by the Company in accordance with the Company’s investment policy. Investment of financial resources which are currently not used to fund R&D or G&A activities, are made only with counterparties within the credit limits approved by the investment policy. For investments in Euro or U.S. dollar debt securities, a BBB+ to AAA credit rating (Standard & Poor’s and Fitch ratings; or equivalent ratings by Moody’s and DBRS) is required. Complex financial products as well as other investments denominated in currencies other than Euros or U.S. dollars are not permitted by the investment policy. Counterparty credit limits and the investment policy are discussed with the Company’s Audit Committee on an annual basis and may be updated throughout the year subject to approval of the Company’s Audit Committee. The limits are set to minimize the concentration of risks and therefore mitigate financial loss through a counterparty’s potential failure to make payments.

The maximum exposure to counterparty credit risk is €61.0 million at December 31, 2024 (December 31, 2023: €99.3 million). This amount equals the carrying amount at year end of cash and cash equivalents (2024:€18.4 million; 2023: €12.8 million) and financial assets (2024:€42.6 million; 2023: €86.6 million).

d) Liquidity risk

The Company monitors its risk of a shortage of funds in every quarterly forecast as well as on an ongoing basis. The Company disclosed the maturities of its principal liabilities under Note E ‘Commitments’. Prudent liquidity risk management involves maintaining sufficient cash and marketable securities and the availability of funding to meet obligations when due. The Group continually monitors its risk of a shortage of funds using short and mid-term liquidity planning. This takes into account of the expected cash flows from all activities. The management team performs regular reviews of the budget.

The Company has a history of significant operating losses. Management expects that the Company incurs significant and increasing losses for the foreseeable future; as the Company may not achieve or maintain profitability in the near future, it is dependent on capital contributions or other funding.

The Group raised significant funding from various registered offerings, most recently from an underwritten public offering in February 2025, that it estimates will enable the Group to fund operating expenses and capital expenditure requirements for at least 18 months from December 31, 2024. The Group expects to require additional funding to continue to advance the development of product candidates. In the event regulatory approval is received and the Company implements a strategy to commercialize the products itself, the Group would require additional capital.

At the end of the reporting period, the Group held the following deposits that are expected to readily generate cash inflows to meet the outstanding financial commitments.

Liquidity	December 31, 2024	December 31, 2023
	(in €)
Short-term deposits	14,108,478	5,140,951
Cash at banks	4,267,501	7,626,992
Marketable Securities (current and non-current)	36,829,741	85,727,461
Other (non-current portion)	237,886	237,621
Other (current)	5,574,734	701,407
Total funds available	61,018,339	99,434,432

13. Capital management

The Group’s policy for capital management is to ensure that it maintains its liquidity in order to finance its operating activities, future business development and meet its liabilities when due. The Group manages its capital structure primarily through equity. The Group does not have any financial liabilities, other than trade and other payables or leasing liabilities.

No changes were made in the objectives, policies or processes for managing capital during the year.